The Company and Significant Accounting Policies: (Details Text)	Mar. 31, 2020
The Company and Significant Accounting Policies: [Abstract]
Siembra Minera beneficial ownership by Venezuela	55.00%
Siembra Minera beneficial ownership by Company	45.00%